Note 22 - Financial liabilities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities at amortized cost Abstract
Table of Financial liabiltiies measured at amortized cost
Financial liabilities measured at amortized cost (Millions of euros)
	2018	2017	2016
Deposits	435,229	467,949	499,706
Deposits from Central Banks (*)	27,281	37,054	34,740
Deposits from Credit Institutions	31,978	54,516	63,501
Customer deposits	375,970	376,379	401,465
Debt certificates	61,112	63,915	76,375
Other financial liabilities	12,844	11,850	13,129
Total	509,185	543,713	589,210

(*) As of December 31, 2018, balance relating to repurchase agreements in Central Banks is €375 million (see Note 35).

Deposits from Credit Institutions
Deposits from credit institutions (Millions of euros)
	Notes	2018	2017	2016
Term deposits		19,015	25,941	30,429
Demand deposits		8,370	3,731	4,651
Repurchase agreements	35	4,593	24,843	28,420
Total		31,978	54,516	63,501

Deposits from credit institutions. Breakdown by geographical area and nature of the instrument.
Deposits from Credit Institutions. December 2018 (Millions of euros)
	Demand Deposits & Reciprocal Accounts	Term Deposits	Repurchase Agreements	Total
Spain	1,981	2,527	55	4,563
The United States	1,701	2,677	-	4,379
Mexico	280	286	-	566
Turkey	651	669	4	1,323
South America	442	1,892	-	2,335
Rest of Europe	3,108	6,903	4,534	14,545
Rest of the world	207	4,061	-	4,268
Total	8,370	19,015	4,593	31,978

Deposits from Credit Institutions. December 2017 (Millions of euros)
	Demand Deposits & Reciprocal Accounts	Term Deposits	Repurchase Agreements	Total
Spain	762	3,879	878	5,518
The United States	1,563	2,398	-	3,961
Mexico	282	330	1,817	2,429
Turkey	73	836	44	953
South America	448	2,538	13	2,999
Rest of Europe	526	12,592	21,732	34,849
Rest of the world	77	3,369	360	3,806
Total	3,731	25,941	24,843	54,516

Deposits from Credit Institutions. December 2016 (Millions of euros)
	Demand Deposits & Reciprocal Accounts	Term Deposits	Repurchase Agreements	Total
Spain	956	4,995	817	6,768
The United States	1,812	3,225	3	5,040
Mexico	306	426	2,931	3,663
Turkey	317	1,140	5	1,463
South America	275	3,294	465	4,035
Rest of Europe	896	13,751	23,691	38,338
Rest of the world	88	3,597	509	4,194
Total	4,651	30,429	28,420	63,501

Customer Deposits
Customer deposits (Millions of euros)
	2018	2017	2016
General Governments	26,459	23,210	21,396
Current accounts	238,907	223,497	212,604
Time deposits	105,257	116,538	153,388
Repurchase agreements	1,207	9,076	13,514
Subordinated deposits	220	194	233
Other accounts	3,920	3,864	330
Total	375,970	376,379	401,465
Of which:
In Euros	184,934	184,150	189,438
In foreign currency	191,036	192,229	212,027

Customer deposits. Breakdown by geographical area and nature of the instrument.
Customer Deposits. December 2018 (Millions of euros)
	Demand Deposits	Term Deposits	Repurchase Agreements	Total
Spain	138,236	28,165	3	166,403
The United States	41,222	21,317	-	62,539
Mexico	38,383	11,837	770	50,991
Turkey	10,856	22,564	7	33,427
South America	23,811	14,159	-	37,970
Rest of Europe	7,233	14,415	429	22,077
Rest of the world	831	1,731	-	2,563
Total	260,573	114,188	1,209	375,970

Customer Deposits. December 2017 (Millions of euros)
	Demand Deposits	Term Deposits	Repurchase Agreements	Total
Spain	123,382	39,513	2,664	165,559
The United States	36,728	21,436	-	58,164
Mexico	36,492	11,622	4,272	52,387
Turkey	12,427	24,237	152	36,815
South America	23,710	15,053	2	38,764
Rest of Europe	6,816	13,372	1,989	22,177
Rest of the world	1,028	1,484	-	2,511
Total	240,583	126,716	9,079	376,379

Customer Deposits. December 2016 (Millions of euros)
	Demand Deposits	Term Deposits	Repurchase Agreements	Total
Spain	102,730	56,391	1,901	161,022
The United States	26,997	23,023	263	50,282
Mexico	36,468	10,647	7,002	54,117
Turkey	47,340	14,971	-	62,311
South America	9,862	28,328	21	38,211
Rest of Europe	6,959	19,683	4,306	30,949
Rest of the world	1,190	3,382	-	4,572
Total	231,547	156,425	13,493	401,465

Debt securities issued
Debt certificates (Millions of euros)
	2018	2017	2016
In Euros	37,436	38,735	45,619
Promissory bills and notes	267	1,309	875
Non-convertible bonds and debentures	9,638	9,418	8,766
Covered bonds (*)	15,809	16,425	24,845
Hybrid financial instruments	814	807	468
Securitization bonds	1,630	2,295	3,693
Wholesale funding	142	-	-
Subordinated liabilities	9,136	8,481	6,972
Convertible	5,490	4,500	4,070
Convertible perpetual securities	5,490	4,500	4,070
Non-convertible	3,647	3,981	2,902
Preferred Stock	107	107	359
Other subordinated liabilities	3,540	3,875	2,543
In Foreign Currencies	23,676	25,180	30,759
Promissory bills and notes	3,237	3,157	382
Non-convertible bonds and debentures	9,335	11,109	15,134
Covered bonds (*)	569	650	149
Hybrid financial instruments	1,455	1,809	2,059
Securitization bonds	38	47	3,019
Wholesale funding	544	-	-
Subordinated liabilities	8,499	8,407	10,016
Convertible	873	2,085	1,548
Convertible perpetual securities	873	2,085	1,548
Non-convertible	7,626	6,323	8,467
Preferred Stock	74	55	620
Other subordinated liabilities	7,552	6,268	7,846
Total	61,112	63,915	76,375

(*) Including mortgage-covered bonds (see Appendix III).

Preferred Securities By Issuer Explanatory
Preferred Securities by Issuer (Millions of euros)
	2018	2017	2016
BBVA International Preferred, S.A.U. (1)	35	36	855
Unnim Group (2)	98	98	100
Compass Group	19	19	22
BBVA Colombia, S.A.	19	1	1
Others	9	9	1
Total	181	163	979

(1) Listed on the London and New York stock exchanges.

(2) Unnim Group: Issuances prior to the acquisition by BBVA.

Other Financial Liabilities
Other financial liabilities (Millions of euros)
	Notes	2018	2017	2016
Creditors for other financial liabilities		2,891	2,835	3,465
Collection accounts		4,305	3,452	2,768
Creditors for other payables		5,648	5,563	6,370
Dividend payable but pending payment	4	-	-	525
Total		12,844	11,850	13,129